Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following pay versus performance disclosure is required by rules adopted by the SEC in the fall of 2022. The disclosure required for smaller reporting companies consists of a Pay Versus Performance table and reconciliation of the information reported in the table. The SEC believes this disclosure will help stockholders better evaluate the link between executive pay and performance, both for the Company on a stand-alone basis and as compared to other publicly traded companies.

The pay versus performance table is highly regulated and requires pay disclosure that is significantly different than what we have customarily provided in the Summary Compensation Table and the other executive compensation tables in prior years. The table currently provides SEC mandated compensation data for fiscal years 2023, 2024 and 2025 for our NEOs, along with certain financial performance measures. In reviewing the table, our stockholders should note the following:

●	The amounts in columns (b) and (d) of the table are taken from or derived directly from the total compensation paid to the relevant NEOs as reported in this year’s or prior years’ Summary Compensation Tables;

●	The “compensation actually paid” in columns (c) and (e) represents a compensation disclosure mandated by the SEC, the intent of which is to try and isolate the amount of compensation earned by the relevant NEO(s) in each year. To calculate “compensation actually paid,” we are required to start with the totals for that year as reported in the Summary Compensation Table, deduct the Summary Compensation Table values for stock and option awards, and then add back amounts for new and previously outstanding stock and option awards in a manner mandated by the SEC. The disclosure and calculations are complex and can be confusing, and the amounts determined in accordance with the rules often bear no relation to the money or the economic value received or monetized by a particular NEO in the given year. We therefore caution that the term “compensation actually paid” should not be read literally and does not actually reflect the “take home” amounts received by our NEOs in a given year; and

●	The SEC rules require that we include in the Pay Versus Performance table information regarding the results of our net income as prepared under U.S. GAAP. U.S. GAAP net income was not a performance metric in any of our compensation programs and did not affect the compensation awarded to our NEOs for the years covered by the Pay Versus Performance Table. We are nonetheless required to include such information in the table and we urge our investors to keep in mind that U.S. GAAP net income did not drive the amount of pay awarded to or realized by our NEOs.

26

Pay Versus Performance Table

Year	Summary Compen-sation Table Total for PEO (Castanos) (1)	Compen-sation Actually Paid to PEO (Castanos) (1)			Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compen-sation Actually Paid to Non-PEO NEOs (2)		Net Income
			Summary Compensation Table Total for PEO (Rehn) (1)	Compensation Actually Paid to PEO (Rehn)			Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(g)	(h)
2025	$447,838	$423,038	N/A	N/A	$48,924	$35,479	$4.89	$2,653,000
2024	$476,838	$331,638	$350,047	$348,047	$217,153	$368,236	$1.33	($7,600,000)
2023	N/A	N/A	$379,426	($859,477)	$240,902	$209,462	$7.70	($9,228,000)

(1)	Warren Rehn was the Company’s principal executive officer (“PEO”) for all 2023 and for a portion of 2024. Pablo Castanos was the Company’s PEO for a portion of 2024 and all of 2025.
(2)	The Company’s NEOs other than the PEO for fiscal year 2023 were Pablo Castanos and Julie Weedman; for fiscal year 2024 were Julie Weedman and Joe Dwyer, each for a portion of the year; and for fiscal year 2025 were Joe Dwyer and Anil Jiwani, each for portion of the year. Pablo Castanos was the Company’s non-PEO NEO for a portion of 2024 and as such, his 2024 compensation is reported both in columns (b) and (c) as the Company’s PEO as well as in columns (d) and (e) as one of the Company’s NEOs other than the PEO.
(3)	Total Shareholder Return (“TSR”) represents the value as of the end of each relevant fiscal year of a hypothetical $100 investment in the Company’s common stock on December 31, 2022, assuming dividend reinvestment. No dividends were paid on stock or option awards in 2025, 2024 or 2023.

1.	Warren Rehn was the Company’s PEO for all of 2023 and for a portion of 2024. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Rehn for 2023 and 2024 (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Rehn for each such covered year (as reported in column (c), above).

	2023	2024

Summary Compensation Table total for Mr. Rehn for the covered year	$379,423	$350,047
Less Stock awards as reported in the Summary Compensation Table for the covered year	$0	$(126,000)
Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$0	$0
Plus (Minus) Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(934,500)	$0
Plus Fair value of stock awards that are granted and vest in the covered fiscal year	$0	$126,000
Plus Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(304,400)	$(2,000)
Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	$0	$0
Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0
Compensation Actually Paid to Mr. Rehn for the covered year	$(859,477)	$348,047

2.	Pablo Castanos was the Company’s PEO for a portion of 2024 and all of 2025. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Castanos for 2024 and 2025 (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Castanos for 2024 and 2025 (as reported in column (c), above).

	2024	2025

Summary Compensation Table total for Mr. Castanos for the covered year	$476,838	$447,838
Less Stock awards as reported in the Summary Compensation Table for the covered year	$(164,000)	$(135,000)
Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$36,000	$135,000
Plus (Minus) Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(8,600)	$48,000
Plus Fair value of stock awards that are granted and vest in the covered fiscal year	$0	$0
Plus (Minus) Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(8,600)	$(72,800)
Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	$0	$0
Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0
Compensation Actually Paid to Mr. Castanos for the covered year	$331,638	$423,038

3.	The following table contains a reconciliation of the average of the amounts reflected in the Summary Compensation Table for the company NEOs (other than the PEOs) for each year covered in the pay for performance table above (as reported in column (d), above) as compared to the Average Compensation Actually Paid to the non-PEO NEOs for each such covered year (as reported in column (e), above). The company NEOs (other than the PEOs) whose compensation is used to calculate the average amounts in the pay versus performance table above for fiscal year 2023 were Pablo Castanos and Julie Weedman, for fiscal year 2024 were Pablo Castanos, Julie Weedman and Joe Dwyer, and for the fiscal year 2025 were Joe Dwyer and Anil Jiwani.

	2023	2024	2025
Average of Summary Compensation Table Total for non-PEOs named executive officers	$240,902	$291,285	$48,924
Less Average of stock awards as reported in the Summary Compensation Table for the covered year	($32,400)	($66,333)	$0
Plus Average of fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$32,400	$15,000	$0
Plus (Minus) Average of the change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(26,940)	$(2,191)	$0
Plus Average of fair value of stock awards that are granted and vest in the covered fiscal year	$0	$0	$0
Plus Average of change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(4,500)	$(2,191)	$(11,500)
Less Average of the fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	$0	$0	$(1,945)
Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0	$0
Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year	$209,462	$368,236	$35,479

Named Executive Officers, Footnote [Text Block]		The Company’s NEOs other than the PEO for fiscal year 2023 were Pablo Castanos and Julie Weedman; for fiscal year 2024 were Julie Weedman and Joe Dwyer, each for a portion of the year; and for fiscal year 2025 were Joe Dwyer and Anil Jiwani, each for portion of the year. Pablo Castanos was the Company’s non-PEO NEO for a portion of 2024 and as such, his 2024 compensation is reported both in columns (b) and (c) as the Company’s PEO as well as in columns (d) and (e) as one of the Company’s NEOs other than the PEO.
Adjustment To PEO Compensation, Footnote [Text Block]

1.	Warren Rehn was the Company’s PEO for all of 2023 and for a portion of 2024. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Rehn for 2023 and 2024 (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Rehn for each such covered year (as reported in column (c), above).

	2023	2024

Summary Compensation Table total for Mr. Rehn for the covered year	$379,423	$350,047
Less Stock awards as reported in the Summary Compensation Table for the covered year	$0	$(126,000)
Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$0	$0
Plus (Minus) Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(934,500)	$0
Plus Fair value of stock awards that are granted and vest in the covered fiscal year	$0	$126,000
Plus Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(304,400)	$(2,000)
Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	$0	$0
Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0
Compensation Actually Paid to Mr. Rehn for the covered year	$(859,477)	$348,047

2.	Pablo Castanos was the Company’s PEO for a portion of 2024 and all of 2025. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Castanos for 2024 and 2025 (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Castanos for 2024 and 2025 (as reported in column (c), above).

	2024	2025

Summary Compensation Table total for Mr. Castanos for the covered year	$476,838	$447,838
Less Stock awards as reported in the Summary Compensation Table for the covered year	$(164,000)	$(135,000)
Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$36,000	$135,000
Plus (Minus) Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(8,600)	$48,000
Plus Fair value of stock awards that are granted and vest in the covered fiscal year	$0	$0
Plus (Minus) Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(8,600)	$(72,800)
Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	$0	$0
Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0
Compensation Actually Paid to Mr. Castanos for the covered year	$331,638	$423,038

Non-PEO NEO Average Total Compensation Amount	[1]	$ 48,924	$ 217,153	$ 240,902
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 35,479	368,236	209,462
Adjustment to Non-PEO NEO Compensation Footnote

	2023	2024	2025
Average of Summary Compensation Table Total for non-PEOs named executive officers	$240,902	$291,285	$48,924
Less Average of stock awards as reported in the Summary Compensation Table for the covered year	($32,400)	($66,333)	$0
Plus Average of fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	$32,400	$15,000	$0
Plus (Minus) Average of the change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(26,940)	$(2,191)	$0
Plus Average of fair value of stock awards that are granted and vest in the covered fiscal year	$0	$0	$0
Plus Average of change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	$(4,500)	$(2,191)	$(11,500)
Less Average of the fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	$0	$0	$(1,945)
Plus The dollar value of all dividends or dividend equivalent amounts paid on awards in the covered fiscal year	$0	$0	$0
Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year	$209,462	$368,236	$35,479

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[2]	$ 4.89	1.33	7.70
Net Income (Loss) Attributable to Parent		$ 2,653,000	(7,600,000)	(9,228,000)
Additional 402(v) Disclosure		The following pay versus performance disclosure is required by rules adopted by the SEC in the fall of 2022. The disclosure required for smaller reporting companies consists of a Pay Versus Performance table and reconciliation of the information reported in the table. The SEC believes this disclosure will help stockholders better evaluate the link between executive pay and performance, both for the Company on a stand-alone basis and as compared to other publicly traded companies.
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	15,000	32,400
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(2,191)	(26,940)
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,500)	(2,191)	(4,500)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,945)	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(66,333)	(32,400)
Castanos [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]	447,838	476,838
PEO Actually Paid Compensation Amount	[3]	$ 423,038	$ 331,638
PEO Name		Pablo Castanos	Pablo Castanos
Castanos [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (135,000)	$ (164,000)
Castanos [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		135,000	36,000
Castanos [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		48,000	(8,600)
Castanos [Member] | PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Castanos [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(72,800)	(8,600)
Castanos [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Castanos [Member] | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	0
Rehn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]		350,047	379,426
PEO Actually Paid Compensation Amount			$ 348,047	$ (859,477)
PEO Name			Rehn	Rehn
Rehn [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (126,000)	$ 0
Rehn [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Rehn [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(934,500)
Rehn [Member] | PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			126,000	0
Rehn [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,000)	(304,400)
Rehn [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Rehn [Member] | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0

[1]	The Company’s NEOs other than the PEO for fiscal year 2023 were Pablo Castanos and Julie Weedman; for fiscal year 2024 were Julie Weedman and Joe Dwyer, each for a portion of the year; and for fiscal year 2025 were Joe Dwyer and Anil Jiwani, each for portion of the year. Pablo Castanos was the Company’s non-PEO NEO for a portion of 2024 and as such, his 2024 compensation is reported both in columns (b) and (c) as the Company’s PEO as well as in columns (d) and (e) as one of the Company’s NEOs other than the PEO.
[2]	Total Shareholder Return (“TSR”) represents the value as of the end of each relevant fiscal year of a hypothetical $100 investment in the Company’s common stock on December 31, 2022, assuming dividend reinvestment. No dividends were paid on stock or option awards in 2025, 2024 or 2023.
[3]	Warren Rehn was the Company’s principal executive officer (“PEO”) for all 2023 and for a portion of 2024. Pablo Castanos was the Company’s PEO for a portion of 2024 and all of 2025.